Bernstein Fund, Inc.

Schedule of Investments

Small Cap Core Portfolio

June 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Health Care – 20.1%
Biotechnology – 10.8%
Apogee Therapeutics, Inc.(a)	7,930	$1,052,549
Ascendis Pharma A/S(a)	12,547	3,346,536
Avalo Therapeutics, Inc.(a)	188,902	3,490,909
Bridgebio Pharma, Inc.(a)	63,314	4,715,627
Celcuity, Inc.(a)	29,675	3,104,598
CG oncology, Inc.(a)	64,690	4,596,224
Denali Therapeutics, Inc.(a)	179,900	4,627,028
Dianthus Therapeutics, Inc.(a)	48,763	4,753,417
Eikon Therapeutics, Inc.(a) (b)	70,430	919,112
Erasca, Inc.(a)	243,251	4,456,358
Halozyme Therapeutics, Inc.(a)	48,000	3,756,960
Ideaya Biosciences, Inc.(a)	135,860	5,063,502
Kymera Therapeutics, Inc.(a)	45,643	5,233,883
Madrigal Pharmaceuticals, Inc.(a)	7,390	3,968,061
Mineralys Therapeutics, Inc.(a)	125,365	3,382,348
Newamsterdam Pharma Co. NV(a)	91,871	3,113,508
Palvella Therapeutics, Inc.(a)	21,576	3,297,244
Parabilis Medicines, Inc.(a)	128,992	3,530,511
Relay Therapeutics, Inc.(a)	250,393	4,684,853
Rhythm Pharmaceuticals, Inc.(a)	45,407	5,041,539
Vera Therapeutics, Inc.(a)	98,886	4,243,198
Viridian Therapeutics, Inc.(a)	263,963	4,849,000
Xenon Pharmaceuticals, Inc.(a)	80,377	4,851,556
Zenas Biopharma, Inc.(a)	122,154	3,100,269

		93,178,790

Health Care Equipment & Supplies – 2.8%
AtriCure, Inc.(a)	115,782	3,239,581
Cerus Corp.(a)	857,210	2,503,053
CONMED Corp.	33,199	1,086,603
Glaukos Corp.(a)	39,203	5,479,011
Integer Holdings Corp.(a)	49,230	4,600,544
iRadimed Corp.	28,573	2,730,436
Kestra Medical Technologies Ltd.(a) (b)	177,875	4,525,140

		24,164,368

Health Care Providers & Services – 2.9%
Addus HomeCare Corp.(a)	28,580	2,871,433
AMN Healthcare Services, Inc.(a)	61,490	1,990,431
BrightSpring Health Services, Inc.(a)	70,870	4,942,474
CorVel Corp.(a)	46,310	2,895,301
HealthEquity, Inc.(a)	48,750	4,403,100
Innovage Holding Corp.(a)	171,786	2,035,664
Option Care Health, Inc.(a)	150,067	3,146,905
Talkspace, Inc.(a)	519,352	2,700,630

		24,985,938

Health Care Technology – 0.3%
Teladoc Health, Inc.(a)	304,469	2,581,897

Life Sciences Tools & Services – 0.6%
Alamar Biosciences, Inc.(a)	78,020	2,113,562
Repligen Corp.(a)	20,870	2,847,503

		4,961,065

Pharmaceuticals – 2.7%
Amneal Pharmaceuticals, Inc.(a)	199,963	3,461,360
Definium Therapeutics, Inc.(a)	79,711	3,749,605
Edgewise Therapeutics, Inc.(a)	64,100	2,604,383
Enliven Therapeutics, Inc.(a)	72,880	3,698,660
Harmony Biosciences Holdings, Inc.(a)	71,750	2,612,417
Rapport Therapeutics, Inc.(a)	69,530	2,897,315
Structure Therapeutics, Inc. (ADR)(a)	33,101	1,776,531
Trevi Therapeutics, Inc.(a)	132,692	2,474,706

		23,274,977

		173,147,035

Company	Shares	U.S. $ Value

Financials – 18.5%
Banks – 10.4%
1st Source Corp.	54,887	$4,477,682
Amalgamated Financial Corp.	94,697	4,346,592
Bank of Marin Bancorp	76,650	2,123,205
Bridgewater Bancshares, Inc.(a)	62,070	1,305,953
California BanCorp	46,210	963,016
Capital Bancorp, Inc.	25,110	881,863
CVB Financial Corp.	93,872	2,116,814
Eagle Bancorp, Inc.	105,740	3,001,959
First BanCorp/Puerto Rico	195,660	5,100,856
First Bancorp/Southern Pines NC	71,330	4,560,127
First Hawaiian, Inc.	110,770	3,245,561
Flagstar Bank NA	342,947	5,123,628
Heritage Financial Corp./WA	142,373	4,217,088
HomeTrust Bancshares, Inc.	20,320	1,013,765
Horizon Bancorp, Inc.	227,540	4,546,249
Independent Bank Corp.	56,506	4,730,682
Mid Penn Bancorp, Inc.	27,710	965,416
Nicolet Bankshares, Inc.	27,195	4,497,781
Texas Capital Bancshares, Inc.	47,092	4,862,720
Third Coast Bancshares, Inc.(a)	20,500	828,200
TriCo Bancshares	83,983	4,522,485
UMB Financial Corp.	45,430	6,485,587
Unity Bancorp, Inc.	14,880	873,307
WaFd, Inc.	122,576	4,703,241
Washington Trust Bancorp, Inc.	29,720	1,084,186
Wintrust Financial Corp.	25,440	4,088,717
WSFS Financial Corp.	60,910	4,673,624

		89,340,304

Capital Markets – 1.9%
Federated Hermes, Inc.	63,410	3,501,500
Piper Sandler Cos.	67,355	4,872,461
PJT Partners, Inc. - Class A	33,427	5,045,471
Stifel Financial Corp.	41,629	2,904,455

		16,323,887

Consumer Finance – 1.4%
Dave, Inc.(a)	15,736	5,863,076
NerdWallet, Inc. - Class A(a) (b)	169,510	1,567,968
PROG Holdings, Inc.	98,310	4,582,229

		12,013,273

Financial Services – 2.2%
Flywire Corp.(a)	276,974	4,866,433
Payoneer Global, Inc.(a)	658,353	4,687,473
Remitly Global, Inc.(a)	205,270	4,600,101
Sezzle, Inc.(a) (b)	29,707	5,098,612

		19,252,619

Insurance – 2.2%
Genworth Financial, Inc.(a)	453,628	4,295,857
Hanover Insurance Group, Inc. (The)	19,097	4,089,050
Heritage Insurance Holdings, Inc.(a)	92,244	2,405,724
Horace Mann Educators Corp.	89,460	4,620,609
Palomar Holdings, Inc.(a)	25,814	3,262,631

		18,673,871

Mortgage Real Estate Investment Trusts (REITs) – 0.4%
BrightSpire Capital, Inc.	360,450	1,964,453
TPG RE Finance Trust, Inc.	228,760	1,914,721

		3,879,174

		159,483,128

Industrials – 15.7%
Aerospace & Defense – 1.7%
Aevex Corp. - Class A(a)	59,880	1,250,893
Ducommun, Inc.(a)	24,700	4,574,687
Kratos Defense & Security Solutions, Inc.(a)	76,393	3,808,955

Company	Shares	U.S. $ Value

Moog, Inc. - Class A	11,264	$4,774,134

		14,408,669

Building Products – 1.1%
Armstrong World Industries, Inc.	12,145	1,948,301
Gibraltar Industries, Inc.(a)	41,241	1,859,969
Modine Manufacturing Co.(a)	4,202	1,122,018
Tecnoglass, Inc.	41,780	1,955,722
Zurn Elkay Water Solutions Corp. - Class C	57,140	2,887,284

		9,773,294

Commercial Services & Supplies – 1.2%
Healthcare Services Group, Inc.(a)	191,348	4,699,507
Liquidity Services, Inc.(a)	72,450	2,834,244
Onterris, Inc.(a)	118,981	2,404,606

		9,938,357

Construction & Engineering – 2.3%
BrightView Holdings, Inc.(a)	139,830	1,981,391
Cardinal Infrastructure Group, Inc. - Class A(a)	46,298	4,361,271
Construction Partners, Inc. - Class A(a)	28,906	3,433,166
Dycom Industries, Inc.(a)	2,397	1,211,899
Everus Construction Group, Inc.(a)	19,400	3,219,430
Granite Construction, Inc.	23,998	3,793,604
Matrix Service Co.(a)	102,470	1,403,839

		19,404,600

Electrical Equipment – 1.8%
LSI Industries, Inc.	47,516	1,262,975
Nextpower, Inc. - Class A(a)	16,753	1,995,953
Powell Industries, Inc.	14,008	4,011,331
Power Solutions International, Inc.(a)	79,900	3,107,311
Vicor Corp.(a)	12,526	4,757,124

		15,134,694

Ground Transportation – 1.4%
ArcBest Corp.	27,270	3,914,336
FTAI Infrastructure, Inc.(b)	534,057	2,478,024
Garrett Motion, Inc.	161,163	5,838,936

		12,231,296

Machinery – 3.6%
Blue Bird Corp.(a)	44,007	3,474,793
Enpro, Inc.	15,405	5,806,607
Esab Corp.	62	6,115
ESCO Technologies, Inc.	17,719	6,202,359
JBT Marel Corp.	32,840	4,761,800
Mueller Industries, Inc.	21,300	2,618,409
SPX Technologies, Inc.(a)	14,421	3,535,596
Watts Water Technologies, Inc. - Class A	11,236	4,398,332

		30,804,011

Marine Transportation – 0.4%
Kirby Corp.(a)	25,241	3,432,019

Professional Services – 1.5%
ExlService Holdings, Inc.(a)	37,300	964,578
FTI Consulting, Inc.(a)	10,160	1,513,942
IBEX Holdings Ltd.(a)	48,080	1,460,190
ICF International, Inc.	34,511	2,514,471
Planet Labs PBC(a) (b)	76,243	2,525,930
Upwork, Inc.(a)	311,563	2,604,667
Willdan Group, Inc.(a)	21,190	1,676,129

		13,259,907

Trading Companies & Distributors – 0.7%
Boise Cascade Co.	41,512	3,222,576
GATX Corp.	18,410	3,262,068

		6,484,644

		134,871,491

Information Technology – 14.6%
Communications Equipment – 1.1%
Calix, Inc.(a)	56,397	2,104,736

Company	Shares	U.S. $ Value

Extreme Networks, Inc.(a)	128,937	$4,173,691
Harmonic, Inc.(a)	106,980	1,746,983
Vistance Networks, Inc.(a)	101,440	1,296,403

		9,321,813

Electronic Equipment, Instruments & Components – 3.2%
Allegro MicroSystems, Inc.(a)	66,181	4,607,521
Arlo Technologies, Inc.(a)	289,403	3,901,152
Avnet, Inc.	46,218	4,105,083
Daktronics, Inc.(a)	149,994	2,933,883
Itron, Inc.(a)	16,990	1,470,145
Plexus Corp.(a)	19,590	5,890,125
Sanmina Corp.(a)	17,447	4,415,487

		27,323,396

IT Services – 0.2%
Grid Dynamics Holdings, Inc.(a)	251,220	1,426,930

Semiconductors & Semiconductor Equipment – 3.6%
Ambiq Micro, Inc.(a)	25,473	2,249,266
FormFactor, Inc.(a)	28,573	4,569,680
Penguin Solutions, Inc.(a)	74,441	5,658,260
Rambus, Inc.(a)	26,647	3,537,123
Semtech Corp.(a)	26,038	4,214,250
Silicon Motion Technology Corp. (ADR)	6,534	2,177,978
Ultra Clean Holdings, Inc.(a)	44,692	6,372,632
Universal Display Corp.	24,277	2,102,146

		30,881,335

Software – 6.1%
ACI Worldwide, Inc.(a)	98,180	4,937,472
Amplitude, Inc. - Class A(a)	209,490	1,602,599
Box, Inc. - Class A(a)	132,690	3,521,593
Braze, Inc. - Class A(a)	116,634	2,529,791
Clear Secure, Inc. - Class A	50,059	2,789,788
Commvault Systems, Inc.(a)	25,387	3,598,100
Core Scientific, Inc.(a)	124,688	3,190,766
Five9, Inc.(a)	174,170	3,713,304
Freshworks, Inc. - Class A(a)	478,740	4,844,849
Intapp, Inc.(a)	68,570	1,728,650
InterDigital, Inc.	6,160	1,744,081
JFrog Ltd.(a)	26,969	2,450,943
OneSpan, Inc.	133,150	1,910,702
Qualys, Inc.(a)	24,070	3,309,384
Rubrik, Inc. - Class A(a)	47,878	3,843,646
ServiceTitan, Inc. - Class A(a)	33,520	2,370,199
SPS Commerce, Inc.(a)	29,630	1,693,947
Zeta Global Holdings Corp. - Class A(a)	142,627	2,806,899

		52,586,713

Technology Hardware, Storage & Peripherals – 0.4%
IonQ, Inc.(a) (b)	71,070	3,785,188

		125,325,375

Consumer Discretionary – 8.2%
Automobile Components – 0.8%
Strattec Security Corp.(a)	43,296	3,526,459
Visteon Corp.	36,880	3,658,865

		7,185,324

Automobiles – 0.2%
Winnebago Industries, Inc.	41,766	1,304,770

Distributors – 0.2%
GigaCloud Technology, Inc. - Class A(a)	50,630	1,599,908

Diversified Consumer Services – 1.6%
Coursera, Inc.(a)	245,410	1,384,112
Covista, Inc.(a)	29,563	3,685,324
Frontdoor, Inc.(a)	75,357	5,846,950
Graham Holdings Co. - Class B	2,750	3,138,905

		14,055,291

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 2.1%
BJ’s Restaurants, Inc.(a)	68,650	$4,169,458
Brinker International, Inc.(a)	34,780	5,843,040
Nathan’s Famous, Inc.	12,340	1,253,744
Rush Street Interactive, Inc.(a)	167,588	4,984,067
Travel & Leisure Co.	20,661	1,579,120

		17,829,429

Household Durables – 1.4%
Hovnanian Enterprises, Inc. - Class A(a)	18,692	2,661,928
KB Home	57,337	3,588,723
Taylor Morrison Home Corp.(a)	81,694	5,860,727

		12,111,378

Specialty Retail – 1.4%
AutoNation, Inc.(a)	15,400	2,861,166
Genesco, Inc.(a)	62,550	2,112,314
Urban Outfitters, Inc.(a)	65,385	4,633,181
Winmark Corp.	6,480	2,741,558

		12,348,219

Textiles, Apparel & Luxury Goods – 0.5%
G-III Apparel Group Ltd.	52,080	1,755,617
Kontoor Brands, Inc.	32,170	2,681,047

		4,436,664

		70,870,983

Energy – 5.8%
Energy Equipment & Services – 2.6%
Cactus, Inc. - Class A	48,496	2,484,450
Liberty Energy, Inc.	135,903	3,559,300
Nabors Industries Ltd.(a)	22,140	1,859,981
National Energy Services Reunited Corp.(a)	94,521	2,829,014
Oceaneering International, Inc.(a)	64,881	2,628,978
Ranger Energy Services, Inc. - Class A	98,895	1,583,309
Seadrill Ltd.(a)	82,632	3,125,142
Select Water Solutions, Inc.	229,120	4,577,818

		22,647,992

Oil, Gas & Consumable Fuels – 3.2%
Magnolia Oil & Gas Corp. - Class A	198,115	5,067,782
Matador Resources Co.	79,806	3,972,743
NexGen Energy Ltd.(a)	385,084	3,615,939
Northern Oil & Gas, Inc.	186,224	3,379,965
Par Pacific Holdings, Inc.(a)	84,388	4,732,479
Peabody Energy Corp.	168,119	3,886,911
Teekay Corp., Ltd.	267,813	2,678,130

		27,333,949

		49,981,941

Real Estate – 5.7%
Diversified REITs – 0.5%
Broadstone Net Lease, Inc.	193,360	3,996,751

Health Care REITs – 0.8%
American Healthcare REIT, Inc.	33,388	1,741,184
Diversified Healthcare Trust	146,650	1,363,845
National Healthcare Properties, Inc.(a)	114,870	1,682,845
Sabra Health Care REIT, Inc.	93,970	1,833,355

		6,621,229

Hotel & Resort REITs – 0.7%
Ryman Hospitality Properties, Inc.	47,810	6,145,976

Industrial REITs – 0.3%
STAG Industrial, Inc.	72,424	2,756,457

Office REITs – 0.8%
COPT Defense Properties	139,880	5,090,233
Empire State Realty Trust, Inc. - Class A	351,090	1,899,397

		6,989,630

Real Estate Management & Development – 0.8%
Forestar Group, Inc.(a)	126,468	4,002,712

Company	Shares	U.S. $ Value

Jones Lang LaSalle, Inc.(a)	9,897	$3,067,575

		7,070,287

Residential REITs – 0.3%
Independence Realty Trust, Inc.	159,730	2,665,894

Retail REITs – 1.2%
Acadia Realty Trust	201,527	4,213,930
CBL & Associates Properties, Inc.	54,800	2,909,332
NETSTREIT Corp.(b)	166,200	3,511,806

		10,635,068

Specialized REITs – 0.3%
CubeSmart	54,730	2,176,612

		49,057,904

Materials – 3.9%
Chemicals – 1.5%
AdvanSix, Inc.	98,730	1,962,752
Avient Corp.	78,010	2,883,250
Axalta Coating Systems Ltd.(a)	99,440	3,402,837
Element Solutions, Inc.	76,882	3,671,115
Methanex Corp.	24,840	1,146,366

		13,066,320

Construction Materials – 0.2%
United States Lime & Minerals, Inc.	17,460	1,827,538

Containers & Packaging – 0.2%
O-I Glass, Inc.(a)	180,850	1,741,586

Metals & Mining – 2.0%
Century Aluminum Co.(a)	58,105	2,673,411
Coeur Mining, Inc.	237,030	3,868,330
Constellium SE(a)	57,217	1,823,506
Critical Metals Corp.(a) (b)	161,715	1,657,579
Hecla Mining Co.	196,737	3,035,652
Idaho Strategic Resources, Inc.(a)	32,370	1,060,117
Worthington Steel, Inc.	85,392	2,867,463

		16,986,058

		33,621,502

Utilities – 2.6%
Electric Utilities – 1.2%
Hawaiian Electric Industries, Inc.(a)	206,280	2,790,969
IDACORP, Inc.	25,200	3,812,760
Portland General Electric Co.	71,500	3,705,845

		10,309,574

Gas Utilities – 1.4%
Chesapeake Utilities Corp.	33,400	4,090,832
ONE Gas, Inc.	56,064	4,320,852
Southwest Gas Holdings, Inc.	36,604	3,246,043

		11,657,727

		21,967,301

Communication Services – 2.5%
Diversified Telecommunication Services – 0.9%
Bandwidth, Inc. - Class A(a)	80,732	5,110,336
IDT Corp. - Class B	40,127	2,333,786

		7,444,122

Interactive Media & Services – 1.4%
Cargurus, Inc.(a)	54,967	1,873,825
EverQuote, Inc. - Class A(a)	163,576	3,891,473
MediaAlpha, Inc. - Class A(a)	168,720	2,120,811
Nextdoor Holdings, Inc.(a)	1,255,890	2,850,870
Yelp, Inc.(a)	62,285	1,527,228

		12,264,207

Media – 0.2%
Scholastic Corp.	44,178	2,032,188

		21,740,517

Company	Shares	U.S. $ Value

Consumer Staples – 1.8%
Beverages – 0.1%
Vita Coco Co., Inc. (The)(a)	15,150	$1,002,021

Food Products – 0.9%
Cal-Maine Foods, Inc.	23,373	1,882,929
Dole PLC	136,202	1,868,691
Seneca Foods Corp. - Class A(a)	21,430	3,727,534

		7,479,154

Household Products – 0.5%
WD-40 Co.	17,925	4,367,247

Personal Care Products – 0.3%
Herbalife Ltd.(a)	177,539	2,334,638

		15,183,060

Total Common Stocks (cost $682,061,720)		855,250,237

RIGHTS – 0.0%
Real Estate – 0.0%
Health Care REITs – 0.0%
Akero Therapeutics, Inc. (CVR)(a) (c) (d) (cost $13,372)	20,572	13,372

Total Investments Before Security Lending Collateral for Securities Loaned – 99.4% (cost $682,075,092)		855,263,609

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
Funds and Investment Trusts – 1.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.48%(e) (f) (g) (cost $9,901,781)	9,901,781	9,901,781

Total Investments – 100.5% (cost $691,976,873)(h)		865,165,390
Other assets less liabilities – (0.5)%		(4,555,512)

Net Assets – 100.0%		$860,609,878

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Index Futures	350	September 2026	$53,298,000	$1,379,212

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)

As of June 30, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $208,344,010 and gross unrealized depreciation of investments was $(33,776,280), resulting in net unrealized appreciation of $174,567,730.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Rights

REIT – Real Estate Investment Trust

Bernstein Fund, Inc.

Small Cap Core Portfolio

June 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$855,250,237	$-0-	$-0-	$855,250,237
Rights	-0-	-0-	13,372	13,372
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	9,901,781	-0-	-0-	9,901,781

Total Investments in Securities	865,152,018	-0-	13,372	865,165,390
Other Financial Instruments(b):
Assets:
Futures	1,379,212	-0-	-0-	1,379,212
Liabilities	-0-	-0-	-0-	-0-

Total	$866,531,230	$-0-	$13,372	$866,544,602

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2026 is as follows:

Fund	Market Value 9/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,837	$122,454	$127,291	$-0-	$141
AB Government Money Market Portfolio*	8,303	120,497	118,898	9,902	212

	$13,140	$242,951	$246,189	$9,902	$353

*	Investments of cash collateral for securities lending transactions.